International Operations (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Loans:
Accrued interest receivable	$ 31,034,000	$ 32,002,000
International banking services
Loans:
Commercial	148,770,000	185,287,000
Others	40,204,000	44,718,000
Total loans	188,974,000	230,005,000
Less allowance for probable loan losses	(1,140,000)	(1,359,000)
Net loans	187,834,000	228,646,000
Accrued interest receivable	902,000	1,064,000
Outstanding standby and commercial letters of credit	102,882,000
Revenues	$ 7,714,000	$ 9,870,000	$ 11,423,000